Assets and Liabilities Measured at Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	¥ 204,307	¥ 249,907
Derivatives	4,718	11,950
Total assets	229,303	289,213
Liabilities:
Derivatives	2,610	913
Total liabilities	2,610	913
Corporate Bonds
Assets:
Available-for-sale (current)	20	1,000
Available-for-sale (noncurrent)	558	994
Government Bond
Assets:
Available-for-sale (current)		1
Available-for-sale (noncurrent)	150	161
Fund Trusts
Assets:
Available-for-sale (noncurrent)	1,826	1,798
Equity Securities
Assets:
Available-for-sale (noncurrent)	17,724	23,402
Fair Value, Inputs, Level 1
Assets:
Total assets	18,045	23,574
Fair Value, Inputs, Level 1 | Corporate Bonds
Assets:
Available-for-sale (current)	20
Fair Value, Inputs, Level 1 | Government Bond
Assets:
Available-for-sale (current)		1
Available-for-sale (noncurrent)	150	161
Fair Value, Inputs, Level 1 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	151	10
Fair Value, Inputs, Level 1 | Equity Securities
Assets:
Available-for-sale (noncurrent)	17,724	23,402
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	204,307	249,907
Derivatives	4,718	11,950
Total assets	210,804	263,689
Liabilities:
Derivatives	2,610	913
Total liabilities	2,610	913
Fair Value, Inputs, Level 2 | Corporate Bonds
Assets:
Available-for-sale (noncurrent)	104	44
Fair Value, Inputs, Level 2 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	1,675	1,788
Fair Value, Inputs, Level 3
Assets:
Total assets	454	1,950
Fair Value, Inputs, Level 3 | Corporate Bonds
Assets:
Available-for-sale (current)		1,000
Available-for-sale (noncurrent)	¥ 454	¥ 950